CXApp Acquisition - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Oct. 18, 2022	Mar. 03, 2022	Apr. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 30, 2021	Dec. 29, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill, net				$ 0	$ 7,673			$ 6,588
Shares issued for cash / offering (in shares)	930,990
Earnout payment benefit				2,827	(6,524)
CXApp
Business Acquisition [Line Items]
Consideration transferred			$ 32,132
Goodwill, net			15,306
Holdback funds			$ 4,875
Holdback funds covenant, term			18 months
Working capital adjustments to holdback funds			$ 209
Contingent consideration, maximum			$ 12,500			$ 4,200	$ 8,300
Share price (in usd per share)			$ 1.13
Total acquisition costs			$ 500		$ 504
Shares issued for cash / offering (in shares)		144,986
EarnOut issued		$ 3,700
EarnOut, lower than market value				6,500
Earnout payment benefit				$ 2,800